Concentration of Credit Risk - Schedule of Single Suppliers Total Purchase (Details) - Supplier Concentration Risk [Member] - Total Purchase [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplier A [Member]
Concentration Risk [Line Items]
Total purchase, Amount	$ 14,630,821	$ 23,547,294	$ 11,475,851
Total purchase, Percentage	24.40%	37.60%	34.60%
Supplier B [Member]
Concentration Risk [Line Items]
Total purchase, Amount		$ 12,974,197	$ 3,402,612
Total purchase, Percentage		20.70%	10.30%
Supplier C [Member]
Concentration Risk [Line Items]
Total purchase, Amount		$ 9,303,874
Total purchase, Percentage		14.90%
Supplier D [Member]
Concentration Risk [Line Items]
Total purchase, Amount		$ 7,999,350
Total purchase, Percentage		12.80%
Supplier E [Member]
Concentration Risk [Line Items]
Total purchase, Amount			$ 7,281,914
Total purchase, Percentage			21.90%